Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-based compensation expense	$ 15.0	$ 26.7	$ 19.6